Cover	Sep. 01, 2023
Cover [Abstract]
Entity Registrant Name	CAMBER ENERGY, INC.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2023
Entity File Number	001-32508
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Security 12b Title	Common Stock
Trading Symbol	CEI
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false